CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	30,000,000	5,000,000
Common shares, shares issued	2,479,936	1,437,500
Common shares, shares outstanding	2,479,936	1,437,500
Maximum shares subject to forfeiture		187,500
Temporary equity, shares outstanding	5,077,564	0
Over-allotment option
Maximum shares subject to forfeiture		187,500
Common stock subject to redemption
Temporary equity, shares outstanding	5,077,564	0